Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables (i)	R$ 507	R$ 693
Other assets (ii)	597	285
Total	1,104	978
Current	1,010	792
Non-current	94	186
Other income	510	459	R$ 477
Lease	34,624	32,186	28,723
Carrying amounts of lease liabilities with related parties	242,703	223,496
UEPC [Member]
IfrsStatementLineItems [Line Items]
Other income	517	465	477
EMIVE Patrulha 24 Horas Ltda [Member]
IfrsStatementLineItems [Line Items]
Other income	(7)	(6)
RVL Esteves Gestao Imobiliaria SA [Member]
IfrsStatementLineItems [Line Items]
Lease	25,747	23,434	20,394
UNIVACO Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Lease	3,633	3,582	3,409
IESVAP Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Lease	R$ 5,244	R$ 5,170	R$ 4,920